Interest Expense	9 Months Ended	12 Months Ended	5 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Jun. 09, 2009 Old Carco LLC Formerly Known As Chrysler LLC And Consolidated Subsidiaries [Member]
Interest Expense

Note 3. Interest Expense

Interest expense included the following (in millions of dollars):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010
Financial interest expense:
Related parties (see Note 14)	$111	$236	$524	$694
Other	161	50	348	151
Interest accretion, primarily related to debt discounts, debt issuance costs and fair value adjustments	29	58	138	172
Payable-in-kind interest – related party (see Note 14)	-	17	27	51
Capitalized interest related to capital expenditures	(19)	(45)	(79)	(128)

Total	$282	$316	$958	$940

In addition to the interest amounts included in Interest Expense in the accompanying Condensed Consolidated Statements of Operations, we recorded financial interest expense related to Gold Key Lease financing activities of $1 million and $15 million in Cost of Sales for the three months ended September 30, 2011 and 2010, respectively, and $12 million and $56 million for the nine months ended September 30, 2011 and 2010, respectively. Gold Key Lease financial interest expense includes the effects of interest rate swaps. We also recorded $6 million of net interest accretion related to Gold Key Lease financing activities in Cost of Sales in the accompanying Condensed Consolidated Statements of Operations for the three months ended September 30, 2010, and $8 million and $18 million for the nine months ended September 30, 2011 and 2010, respectively. There was no additional interest accretion related to Gold Key Lease financing activities recorded during the three months ended September 30, 2011, due to the full repayment of the associated debt during the second quarter of 2011.

Related party amounts above include activities with the U.S. Treasury through July 21, 2011. Refer to Note 14, Other Transactions with Related Parties, for additional information.

Note 5.  Interest Expense

Interest Expense in the accompanying Consolidated Statements of Operations included the following (in millions of dollars):

	Year Ended December 31, 2010	Period from June 10, 2009 to December 31, 2009
Financial interest expense
Related parties (see Note 19)	$934	$3
Other	220	145
Interest accretion, primarily related to debt discounts, debt issuance costs and fair value adjustments	229	103
Payable-in-kind interest – related party (see Note 19)	68	310
Capitalized interest related to capital expenditures	(175)	(91)

Total	$1,276	$470

In addition to the interest amounts included in Interest Expense in the accompanying Consolidated Statements of Operations, we recorded financial interest expense related to Gold Key Lease financing activities of $67 million and $53 million in Cost of Sales for the year ended December 31, 2010 and for the period from June 10, 2009 to December 31, 2009, respectively. Gold Key Lease financial interest expense includes the effects of interest rate swaps. We also recorded $23 million and $15 million of net interest accretion related to Gold Key Lease financing activities in Cost of Sales in the accompanying Consolidated Statements of Operations for the year ended December 31, 2010 and for the period from June 10, 2009 to December 31, 2009, respectively. Refer to Note 12, Financial Liabilities, for additional information related to Gold Key Lease.

Note 4.    Interest Expense

Interest Expense, in the accompanying Consolidated Statements of Operations includes the following (in millions of dollars):

	Period from January 1, 2009 to June 9, 2009	Year Ended December 31, 2008
Financial interest expense	$258	$744
Amortization of debt issuance costs on DIP financing	220	-
Amortization of debt discounts and other debt issuance costs	51	25
Accretion of fair value adjustments	86	311

Total	$615	$1,080

Interest Expense is net of $32 million and $85 million of capitalized interest related to capital expenditures for the period from January 1, 2009 to June 9, 2009 and the year ended December 31, 2008, respectively.

In addition to the interest amounts included in Interest Expense in the accompanying Consolidated Statements of Operations, the Company recorded $62 million and $380 million of financial interest expense related to Gold Key Lease financing activities in Cost of Sales for the period from January 1, 2009 to June 9, 2009 and the year ended December 31, 2008, respectively.

Contractual Interest Expense

Contractual interest expense represents amounts due under the contractual terms of outstanding debt, including debt subject to compromise, for which interest expense is not recognized in accordance with the accounting guidance related to financial reporting while a company is in bankruptcy. For the period from April 30, 2009 through June 9, 2009, contractual interest expense was $57 million.